Other Intangibles	9 Months Ended
Sep. 30, 2011
Other Intangibles [Abstract]
Other Intangibles
4.	Other Intangibles

Payments for Prepaid Residual Expenses

During the first nine months of 2011, we made payments totaling $1.6 million to several ISGs in exchange for contract modifications which lower our obligations for future payments of residuals to them. These payments have been assigned to intangible assets in the accompanying consolidated balance sheets and are amortized over their expected useful lives.